Average Annual Total Returns{- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-K PRO-09 - Fidelity® Stock Selector All Cap Fund	Fidelity Stock Selector All Cap Fund-Class K Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class K Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	WA006 Past 1 year	WA006 Past 5 years	WA006 Past 10 years
Total	32.37%	10.76%	12.79%	31.49%	11.70%	13.56%	30.90%	11.18%	13.43%